MONEY MARKET OBLIGATIONS TRUST

                               Federated Investors
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                               September 29, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
            Government Obligations Fund
            Prime Obligations Fund
            Tax-Free Obligations Fund
            Treasury Obligations Fund
            Automatic Cash Management Trust
            Government Obligations Tax-Managed Fund
         1933 Act File No. 33-31602
         1940 ACT FILE NO. 811-950

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of the prospectuses and statements of additional information dated September 30, 1998, that would have been filed under Rule 497(c), do not differ from the forms of the prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed 485(b) as Post-Effective Amendment No. 24 on September 28, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-2614.

                                          Very truly yours,



                                          /s/ Anthony R. Bosch
                                          Anthony R. Bosch
                                          Assistant Secretary